Other Payables (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Provisions for indemnities payable	R$ 685,453	R$ 607,559	R$ 526,935
Payable for the acquisition of equity interest			342,086
Third party consignment	47,753	35,293	66,293
Provision for asset decommissioning	17,052	16,716	16,064
Other	464,374	392,832	452,082
Total	1,214,632	1,052,400	1,403,460
Other payables, current	438,509	469,214	527,144	R$ 19,548,244
Other payables, non-current	776,123	583,186	876,316	R$ 53,669,157
Total	R$ 1,214,632	R$ 1,052,400	R$ 1,403,460